Net Loss Per Share (Details 1) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding	1,937,272	290,000	1,284,574	1,006,516
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding	360,000	15,000	360,000
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding	940,405		921,941
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding	636,867
Prepaid Stock Issuance [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive shares outstanding		275,000